Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Earnings per share [line items]
Basic earnings per share from continuing operations (in euros per share)	€ 2.60	€ 2.45	[1]	€ 2.68	[1]
Basic earnings per share from discontinued operations (in euros per share)	1.73	0.14	[1]	0.22	[1]
Basic earnings per share (in euros per share)	4.33	2.59	[1]	2.90	[1]
Diluted earnings per share from continuing operations (in euros per share)	2.59	2.44	[1]	2.67	[1]
Diluted earnings per share from discontinued operations (in euros per share)	1.73	0.14	[1]	0.22	[1]
Diluted earnings per share (in euros per share)	€ 4.32	€ 2.58	[1]	€ 2.89	[1]
Average number of shares - used for basic earnings per share (in shares)	2,184.0	2,215.6		2,236.4
Treasury shares held by employee share trusts and companies (in shares)	(58.6)	(28.3)		(71.1)
Impact of share consolidation (in shares)	(273.0)	(277.0)		(279.5)
Dilutive effect of share-based compensation plans (in shares)	11.3	12.9		14.6
Diluted average number of shares - used for diluted and underlying earnings per share (in shares)	2,195.3	2,228.5		2,251.0
Net profit from continuing operations	€ 6,213	€ 6,039	[1],[2]	€ 6,637	[1],[2]
Non-controlling interests	(531)	(609)	[1]	(635)	[1]
Net profit attributable to shareholders’ equity – used for basic and diluted earnings per share	5,682	5,430	[1]	6,002	[1]
Net profit from discontinued operations	3,798	330	[1]	503	[1]
Non-controlling interests	(11)	(16)	[1]	(18)	[1]
Net profit attributable to shareholders’ equity – used for basic and diluted earnings per share	€ 3,787	€ 314	[1]	€ 485	[1]
Unilever PLC
Earnings per share [line items]
Average number of shares - used for basic earnings per share (in shares)	2,515.6	2,520.9		2,587.0

[1]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
[2]	The 2024 and 2023 comparatives have been re-presented to reflect the demerger of our Ice Cream business (see note 21).